Nature of Operations and Summary of Significant Accounting Policies (Details 1)	12 Months Ended
Dec. 31, 2012
In-Process Research and Development [Member]
Indefinite Lived Intangible Assets Description	Indefinite
Computer Software, Intangible Asset [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	3 years
Computer Software, Intangible Asset [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Trademarks and Tradenames [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	5 years
Trademarks and Tradenames [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Patents [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Developed Technology Rights [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	6 years
Developed Technology Rights [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	11 years
Customer Relationships [Member] | Minimum [Member]
Finite-Lived Intangible Asset, Useful Life	10 years
Customer Relationships [Member] | Maximum [Member]
Finite-Lived Intangible Asset, Useful Life	15 years
Noncompete Agreements [Member]
Finite-Lived Intangible Asset, Useful Life	3 years